AQR FUNDS
Supplement dated April 1, 2024 (“Supplement”)
to the Class I, Class N and Class R6 Shares Summary
Prospectuses and Prospectus, each dated May 1, 2023, as amended
(each a “Summary Prospectus” and “Prospectus”, respectively), of the AQR Long-Short Equity Fund, AQR Equity Market Neutral Fund, AQR Style Premia Alternative Fund, and AQR Multi-Asset Fund (each, a “Fund” and collectively, the “Funds”)

This Supplement updates certain information contained in the Summary Prospectus and Prospectus. Please review this important information carefully. You may obtain copies of the Funds’ Summary Prospectuses, Prospectus and Statement of Additional Information free of charge, upon request, by calling (866) 290‑2688, or by writing to AQR Funds, P.O. Box 219512, Kansas City, MO 64121-9512.

1.
AQR Equity Market Neutral Fund. Effective immediately, the section titled “Fund Summary—Fees and Expenses of the Fund” of the Fund’s Summary Prospectus and Prospectus, beginning on page 1 and 19, respectively, is restated in its entirety as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1,3

	Class N	Class I	Class R6
Management Fee	1.10%	1.10%	1.10%
Distribution (12b‑1) Fee	0.25%	None	None
Other Expenses
Dividends on Short Sales[2] and Interest Expense[3,4]	3.17%	3.17%	3.17%
All Other Expenses	0.29%	0.28%	0.19%

Total Other Expenses	3.46%	3.45%	3.36%
Acquired Fund Fees and Expenses[5]	0.04%	0.04%	0.04%

Total Annual Fund Operating Expenses[4]	4.85%	4.59%	4.50%
Less: Expense Reimbursements[6]	0.09%	0.08%	0.09%

Total Annual Fund Operating Expenses after Expense Reimbursements[4,7]	4.76%	4.51%	4.41%

[1]
The Annual Fund Operating Expenses table correlates to the financial statements included in the Fund’s most recent annual report, as adjusted to reflect estimated Dividends on Short Sales and Interest Expense.

[2]
When a cash dividend is declared on a stock the Fund has sold short, the Fund is required to pay an amount equal to the dividend to the party from which the Fund has borrowed the stock, and to record the payment as an expense.

[3]
Dividends on Short Sales and Interest Expense have been restated to reflect estimated expenses for the current fiscal year due to an anticipated change in implementation with respect to the Fund’s short positions. The Fund expects to obtain short exposure to a greater extent through investments in short equity positions rather than through equity derivative instruments.

[4]
Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses after Expense Reimbursements do not correlate to the Ratio to Average Net Assets of Expenses, Before Reimbursements and/or Waivers or Ratio to Average Net Assets of Expenses, Net of Reimbursements and/or Waivers given in the Fund’s most recent annual report which does not include the restatement of Dividends on Short Sales and Interest Expense.
[5]
Acquired Fund Fees and Expenses reflect the expenses incurred indirectly by the Fund as a result of the Fund’s investments in underlying money market mutual funds, exchange-traded funds or other pooled investment vehicles.

[6]
The Adviser has contractually agreed to reimburse operating expenses of the Fund in an amount sufficient to limit certain Specified Expenses at no more than 0.20% for Class N Shares and Class I Shares and 0.10% for Class R6 Shares. “Specified Expenses” for this purpose include all Fund operating expenses other than management fees and 12b‑1 fees and exclude interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales, expenses related to class action claims, contingent expenses related to tax reclaim receipts, reorganization expenses and extraordinary expenses. This agreement (the “Expense Limitation Agreement”) will continue at least through April 30, 2025. The Expense Limitation Agreement may be terminated with the consent of the Board of Trustees, including a majority of the Non‑Interested Trustees of the Trust. The Adviser is entitled to recapture any expenses reimbursed during the thirty‑six month period following the end of the month during which the Adviser reimbursed expenses, provided that the amount recaptured may not cause the Specified Expenses attributable to a share class of the Fund during a year in which a repayment is made to exceed either of (i) the applicable limits in effect at the time of the reimbursement and (ii) the applicable limits in effect at the time of recapture.

[7]
Total Annual Fund Operating Expenses after Expense Reimbursements are 1.59% for Class N Shares, 1.34% for Class I Shares and 1.24% for Class R6 Shares if Dividends on Short Sales and Interest Expense are not included.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and takes into account the effect of the Expense Limitation Agreement, as discussed in Footnote No. 6 to the Fee Table, for an initial twelve-month period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$477	$1,450	$2,427	$4,882
Class I Shares	$452	$1,378	$2,312	$4,681
Class R6 Shares	$442	$1,352	$2,271	$4,609
Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 197% of the average value of its portfolio.

2.
AQR Long-Short Equity Fund. Effective immediately, the section titled “Fund Summary—Fees and Expenses of the Fund” of the Fund’s Summary Prospectus and Prospectus, beginning on page 1 and 26, respectively, is restated in its entirety as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1,3

	Class N	Class I	Class R6
Management Fee	1.10%	1.10%	1.10%
Distribution (12b‑1) Fee	0.25%	None	None
Other Expenses
Dividends on Short Sales[2] and Interest Expense[3,4]	3.03%	3.03%	3.03%
All Other Expenses	0.21%	0.21%	0.12%

Total Other Expenses	3.24%	3.24%	3.15%
Acquired Fund Fees and Expenses[5]	0.02%	0.02%	0.02%

Total Annual Fund Operating Expenses[4]	4.61%	4.36%	4.27%
Less: Expense Reimbursements[6]	0.01%	0.01%	0.02%

Total Annual Fund Operating Expenses after Expense Reimbursements[4,7]	4.60%	4.35%	4.25%

[1]
The Annual Fund Operating Expenses table correlates to the financial statements included in the Fund’s most recent annual report, as adjusted to reflect estimated Dividends on Short Sales and Interest Expense.

[2]
When a cash dividend is declared on a stock the Fund has sold short, the Fund is required to pay an amount equal to the dividend to the party from which the Fund has borrowed the stock, and to record the payment as an expense.

[3]
Dividends on Short Sales and Interest Expense have been restated to reflect estimated expenses for the current fiscal year due to an anticipated change in implementation with respect to the Fund’s short positions. The Fund expects to obtain short exposure to a greater extent through investments in short equity positions rather than through equity derivative instruments.

[4]
Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses after Expense Reimbursements do not correlate to the Ratio to Average Net Assets of Expenses, Before Reimbursements and/or Waivers or Ratio to Average Net Assets of Expenses, Net of Reimbursements and/or Waivers given in the Fund’s most recent annual report which does not include the restatement of Dividends on Short Sales and Interest Expense.

[5]
Acquired Fund Fees and Expenses reflect the expenses incurred indirectly by the Fund as a result of the Fund’s investments in underlying money market mutual funds, exchange-traded funds or other pooled investment vehicles.

[6]
The Adviser has contractually agreed to reimburse operating expenses of the Fund in an amount sufficient to limit certain Specified Expenses at no more than 0.20% for Class N Shares and Class I Shares and 0.10% for Class R6 Shares. “Specified Expenses” for this purpose include all Fund operating expenses other than management fees and 12b‑1 fees and exclude interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales, expenses related to class action claims, contingent expenses related to tax reclaim receipts, reorganization expenses and extraordinary expenses. This agreement (the “Expense Limitation Agreement”) will continue at least through April 30, 2025. The Expense Limitation Agreement may be terminated with the consent of the Board of Trustees, including a majority of the Non‑ Interested Trustees of the Trust. The Adviser is entitled to recapture any expenses reimbursed during the thirty‑six month period following the end of the month during which the Adviser reimbursed expenses, provided that the amount recaptured may not cause the Specified Expenses attributable to a share class of the Fund during a year in which a repayment is made to exceed either of (i) the applicable limits in effect at the time of the reimbursement and (ii) the applicable limits in effect at the time of recapture.

[7]
Total Annual Fund Operating Expenses after Expense Reimbursements are 1.57% for Class N Shares, 1.32% for Class I Shares and 1.22% for Class R6 Shares if Dividends on Short Sales and Interest Expense are not included.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and takes into account the effect of the Expense Limitation Agreement, as discussed in Footnote No. 6 to the Fee Table, for an initial twelve-month period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$461	$1,390	$2,327	$4,700
Class I Shares	$436	$1,320	$2,214	$4,502
Class R6 Shares	$427	$1,293	$2,173	$4,428
Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio. In accordance with industry practice, derivative instruments and instruments with a maturity of one year or less at the time of acquisition are excluded from the calculation of the portfolio turnover rate, which leads to the 0% portfolio turnover rate reported above. If these instruments were included in the calculation, the Fund would have a high portfolio turnover rate (as discussed below under “Principal Investment Strategies of the Fund”).

3.
AQR Style Premia Alternative Fund. Effective immediately, the section titled “Fund Summary—Fees and Expenses of the Fund” of the Fund’s Summary Prospectus and Prospectus, beginning on page 1 and 81, respectively, is restated in its entirety as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1,3

	Class N	Class I	Class R6
Management Fee	1.30%	1.30%	1.30%
Distribution (12b‑1) Fee	0.25%	None	None
Other Expenses
Dividends on Short Sales[2] and Interest Expense[3,4]	2.57%	2.57%	2.57%
All Other Expenses	0.21%	0.22%	0.12%

Total Other Expenses	2.78%	2.79%	2.69%
Acquired Fund Fees and Expenses[5]	0.02%	0.02%	0.02%

Total Annual Fund Operating Expenses[4]	4.35%	4.11%	4.01%
Less: Expense Reimbursements[6]	0.02%	0.02%	0.02%

Total Annual Fund Operating Expenses after Expense Reimbursements[4,7]	4.33%	4.09%	3.99%

[1]
The Annual Fund Operating Expenses table correlates to the financial statements included in the Fund’s most recent annual report, as adjusted to reflect estimated Dividends on Short Sales and Interest Expense.

[2]
When a cash dividend is declared on a stock the Fund has sold short, the Fund is required to pay an amount equal to the dividend to the party from which the Fund has borrowed the stock, and to record the payment as an expense.

[3]
Dividends on Short Sales and Interest Expense have been restated to reflect estimated expenses for the current fiscal year due to an anticipated change in implementation with respect to the Fund’s short positions. The Fund expects to obtain short exposure to a greater extent through investments in short equity positions rather than through equity derivative instruments.

[4]
Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses after Expense Reimbursements do not correlate to the Ratio to Average Net Assets of Expenses, Before Reimbursements and/or Waivers or Ratio to Average Net Assets of Expenses, Net of Reimbursements and/or Waivers given in the Fund’s most recent annual report which does not include the restatement of Dividends on Short Sales and Interest Expense.

[5]
Acquired Fund Fees and Expenses reflect the expenses incurred indirectly by the Fund as a result of the Fund’s investments in underlying money market mutual funds, exchange-traded funds or other pooled investment vehicles.

[6]
The Adviser has contractually agreed to reimburse operating expenses of the Fund in an amount sufficient to limit certain Specified Expenses at no more than 0.20% for Class N Shares and Class I Shares and 0.10% for Class R6 Shares. “Specified Expenses” for this purpose include all Fund operating expenses other than management fees and 12b‑1 fees and exclude interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales, expenses related to class action claims, contingent expenses related to tax reclaim receipts, reorganization expenses and extraordinary expenses. This agreement (the “Expense Limitation Agreement”) will continue at least through April 30, 2025. The Expense Limitation Agreement may be terminated with the consent of the Board of Trustees, including a majority of the Non‑Interested Trustees of the Trust. The Adviser is entitled to recapture any expenses reimbursed during the thirty‑six month period following the end of the month during which the Adviser reimbursed expenses, provided that the amount recaptured may not cause the Specified Expenses attributable to a share class of the Fund during a year in which a repayment is made to exceed either of (i) the applicable limits in effect at the time of the reimbursement and (ii) the applicable limits in effect at the time of recapture.

[7]
Total Annual Fund Operating Expenses after Expense Reimbursements are 1.76% for Class N Shares, 1.52% for Class I Shares and 1.42% for Class R6 Shares if Dividends on Short Sales and Interest Expense are not included.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and takes into account the effect of the Expense Limitation Agreement, as discussed in Footnote No. 6 to the Fee Table, for an initial twelve-month period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$434	$1,316	$2,209	$4,493
Class I Shares	$411	$1,248	$2,100	$4,296
Class R6 Shares	$401	$1,219	$2,054	$4,213
Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 115% of the average value of its portfolio.

4.	Effective immediately, the following is added

●
after the tenth paragraph in the section titled “Fund Summary—Principal Investment Strategies of the Fund” in the Summary Prospectus and Prospectus, beginning on page 2 and 20, respectively, and after the tenth paragraph in the section titled “Details About the AQR Equity Market Neutral Fund—Principal Investment Strategies” in the Prospectus, beginning on page 108, with respect to the AQR Equity Market Neutral Fund;

●
after the twelfth paragraph in the section titled “Fund Summary—Principal Investment Strategies of the Fund” in the Summary Prospectus and Prospectus, beginning on page 2 and 27, respectively, and after the twelfth paragraph in the section titled “Details About the AQR Long-Short Equity Fund—Principal Investment Strategies” in the Prospectus, beginning on page 110, with respect to the AQR Long-Short Equity Fund;

●
after the tenth paragraph in the section titled “Fund Summary—Principal Investment Strategies of the Fund” in the Summary Prospectus and Prospectus, beginning on page 2 and 63, respectively, and after the twelfth paragraph in the section titled “Details About the AQR Multi-Asset Fund—Principal Investment Strategies” in the Prospectus, beginning on page 119, with respect to the AQR Multi-Asset Fund; and

●
after the sixth paragraph in the section titled “Fund Summary—Principal Investment Strategies of the Fund” in the Summary Prospectus and Prospectus, beginning on page 2 and 82, respectively, and after the seventh paragraph in the section titled “Details About the AQR Style Premia Alternative Fund—Principal Investment Strategies” in the Prospectus, beginning on page 125, with respect to the AQR Style Premia Alternative Fund.

The Adviser will consider the potential federal income tax impact on a shareholders’ after‑tax investment return of certain trading decisions, including but not limited to, selling or closing out of Instruments to realize losses, or to refrain from selling or closing out of Instruments to avoid realizing gains, when determined by the Adviser to be appropriate. The Adviser will also take into consideration various tax rules pertaining to holding periods, wash sales and tax straddles.
PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE